Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2014 PRC
Reconciliation between the statutory EIT rate and the effective tax rate
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Change in valuation allowance (as a percent)	(22.40%)	(22.40%)	(20.10%)	(19.90%)
Permanent book - tax difference (as a percent)	(12.10%)	(12.10%)	(4.90%)	(5.20%)
Difference in EIT rates of certain subsidiaries( as a percent)	0.00%	0.00%	0.00%	0.00%
Effect of tax holiday (as a percent)	9.50%	9.50%
Effective tax rate (as a percent)	0.00%	0.00%	0.00%	(0.10%)
Aggregate amount and per share effect of the tax holidays
Aggregate amount	$ (6,860,571)	(42,567,098)
Basic net loss per share effect	$ (0.06)	(0.40)
Diluted net loss per share effect	$ (0.06)	(0.40)
Current Deferred tax assets:
Accruals and others	2,626,943	16,299,132	3,726,090
Less: valuation allowance	(2,626,943)	(16,299,132)	(3,726,090)
Non-current Deferred tax assets:
Net operating loss carryforwards	21,531,266	133,592,894	40,980,595
Carryforwards of un-deducted advertising expenses	149,096	925,081	1,414,030
Subtotal	21,680,362	134,517,975	42,394,625
Less: valuation allowance	(21,680,362)	(134,517,975)	(42,394,625)
Income taxes
Net operating loss carryforwards		534,371,576
Carryforward period for net operating losses					5 years
Net operating loss carryforwards will start to expire in 2015		7,990,793